Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended							9 Months Ended	12 Months Ended
	Nov. 20, 2017	Apr. 30, 2017	Sep. 30, 2017	Apr. 30, 2017	Apr. 30, 2016	May 31, 2015	Jul. 31, 2013	Jan. 31, 2011	Sep. 30, 2010	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Preferred stock, shares authorized											10,000,000	6,711,756
Preferred stock, par value											$ 0.001	$ 0.001
Proceeds from issuance of preferred stock										$ 40,053,000	$ 40,053,000	$ 5,500,000	$ 7,000,000
Conversion of redeemable convertible preferred stock into common stock	7,180,483
Preferred Shares Outstanding											0	6,108,312
Preferred stock, voting rights											The holders of the Preferred Stock were entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and were entitled to the number of votes equal to the number of whole shares of common stock into which such holders of Preferred Stock could convert on the record date of for determination of stockholders entitled to vote. In addition, the holders of Preferred Stock, voting as a single class, were entitled to elect five directors of the Company. The holders of Preferred Stock, together with the holders of common stock and voting as a single class, were entitled to elect the remaining directors of the Company by vote of a majority of such shares.
Cash dividends on preferred stock declared or paid											$ 0	$ 0
Preferred stock, conversion											Each share of Preferred Stock was convertible into common stock, at any time, at the option of the holder, and without the payment of additional consideration, at the applicable conversion ratio then in effect for each series of Preferred Stock and subject to adjustment in accordance with anti-dilution provisions. In addition, each share of Preferred Stock would be automatically converted into common stock at the applicable conversion ratio then in effect for each series of Preferred Stock upon the earlier of (i) the closing of a firm commitment underwritten public offering of its common stock with gross proceeds to the Company of at least $30.0 million, or (ii) a date specified by vote or written consent of the holders of a 75% majority of the outstanding Preferred Stock on an as-converted to common stock basis.
Series A 1 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized												200,001
Additional shares to be issued									200,001
Additional shares to be issued, price per share									$ 2.00
Proceeds from issuance of preferred stock									$ 400,000
Issuance costs									$ 27,000
Preferred Shares Outstanding												200,001
Preferred stock, conversion price per share	$ 6.8260											$ 6.8260
Series A 2 Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized												2,125,551
Additional shares to be issued								2,114,538
Additional shares to be issued, price per share								$ 4.54
Proceeds from issuance of preferred stock								$ 9,600,000
Issuance costs								$ 8,000
Preferred Shares Outstanding												2,114,538
Preferred stock, conversion price per share	12.6868											$ 15.4950
Series B Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized												2,776,934
Additional shares to be issued						966,851	1,795,580
Additional shares to be issued, price per share						$ 7.24	$ 7.24
Proceeds from issuance of preferred stock						$ 7,000,000	$ 12,900,000
Issuance costs						$ 12,000	$ 68,000
Preferred Shares Outstanding												2,762,431
Preferred stock, conversion price per share	16.2152											$ 24.7101
Series C Preferred Stock
Temporary Equity [Line Items]
Preferred stock, shares authorized												1,609,270
Additional shares to be issued					569,946
Additional shares to be issued, price per share					$ 9.65
Proceeds from issuance of preferred stock					$ 5,400,000
Issuance costs					$ 100,000
Preferred Shares Outstanding												1,031,342
Preferred stock, conversion price per share	19.3650											$ 32.9355
Series C Preferred Stock | Two Thousand Fifteen Notes
Temporary Equity [Line Items]
Shares issued upon conversion of 2015 notes					461,396
Series D Preferred Stock
Temporary Equity [Line Items]
Additional shares to be issued			1,540,500	10,799,880
Additional shares to be issued, price per share		$ 3.2457	$ 3.2457	$ 3.2457						$ 3.2457
Proceeds from issuance of preferred stock			$ 5,000,000	$ 34,800,000
Issuance costs			$ 0	$ 200,000
Preferred stock, conversion price per share	$ 11.0776
Series D Preferred Stock | Preferred Stock Purchase Agreement [Member]
Temporary Equity [Line Items]
Additional shares to be issued		1,540,508
Additional shares to be issued, price per share		$ 3.2457		$ 3.2457
Series D Preferred Stock | 2016 Notes
Temporary Equity [Line Items]
Shares issued upon conversion of 2015 notes				1,896,297
Series D Preferred Stock | 2017 Notes
Temporary Equity [Line Items]
Shares issued upon conversion of 2015 notes		1,524,107		1,524,107